Segment Information - Reconciliation of Total Segment Assets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total Assets	$ 2,615,936	$ 10,371,603
Total Assets for reportable segments
Segment Reporting Information [Line Items]
Total Assets		10,488,822
Elimination of intersegment receivables
Segment Reporting Information [Line Items]
Total Assets		$ (117,219)